Leases (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Leases (Details) [Line Items]
Finance lease, description				The term of the lease is for a period of two years commencing on February 1, 2021 and ending on February 1, 2023. The rent is $6,530 per month for year 1, $6,726 per month for year 2 and $6,928 per month for year 3. The Company will account for the lease under ASC 842 whereby the operating lease right-of-use assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date.		The term of the lease is for a period of two years commencing on February 1, 2021 and ending on February 1, 2023. The rent is $6,530 per month for year 1, $6,726 per month for year 2 and $6,928 per month for year 3. The Company will account for the lease under ASC 842 whereby the operating lease right-of-use assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date.
Lease terms of office space		2 years		2 years		2 years
Lease amount	$ 1,660
Weighted-average remaining lease term				1 year 10 months 24 days		1 year 10 months 24 days
Weighted-average remaining discount rate		10.32%		10.32%		10.32%
Operating leases expenses						$ 69,300
Operating lease right of use assets		$ 107,617		$ 107,617		69,632
Operating lease		$ 4,025,461	$ 1,733,614	8,165,978	$ 3,511,991	8,739,705	$ 2,819,390
General and administrative expenses [Member]
Leases (Details) [Line Items]
Operating leases expenses				$ 64,490	$ 0
Operating lease						$ 83,469	$ 0